Fair Value of Financial Instruments (Q3) (Details) - USD ($)	Sep. 30, 2020	Mar. 19, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying Value
Financial Asset:
Real estate note investment	$ 6,735,530		$ 1,793,771	$ 0
Financial Liability:
Lines of credit, fair value disclosure			35,995,000	0
Series 2019 Preferred Stock	20,561,909		1,198,000	0
Carrying Value | Berkadia Credit Facility
Financial Liability:
Lines of credit, fair value disclosure	35,995,000		35,995,000
Carrying Value | JP Morgan Credit Facility
Financial Liability:
Lines of credit, fair value disclosure	48,500,000	$ 50,000,000	0
Fair Value
Financial Asset:
Real estate note investment	6,735,530		1,793,771	0
Financial Liability:
Lines of credit, fair value disclosure			37,410,000	0
Series 2019 Preferred Stock	20,561,909		1,198,000	$ 0
Fair Value | Berkadia Credit Facility
Financial Liability:
Lines of credit, fair value disclosure	39,603,000		37,410,000
Fair Value | JP Morgan Credit Facility
Financial Liability:
Lines of credit, fair value disclosure	$ 48,500,000		$ 0